Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	AIR INDUSTRIES GROUP
Entity Central Index Key	0001009891
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	Amendment No. 2